Acquisition and sale of businesses and brands and purchase of non-controlling interests - Cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interest (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	£ (88)	£ (358)	£ (27)
Capital injection	(61)	(38)	(41)
Cash acquired	1	4	2
Net cash outflow on acquisition of businesses	(271)	(488)	(130)
Purchase of shares of non-controlling interests	0	(42)	(62)
Total net cash outflow	(271)	(530)	(192)
Investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	(4)	0	(6)
Other subsidiaries
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	(88)	(358)	(27)
Other subsidiaries | Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	(36)	(7)	(9)
Casamigos Tequila LLC | Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	£ (83)	£ (89)	£ (49)